1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Net loss	$ (3,327,629)	$ 379,254	$ (4,027,734)	$ (1,396,828)	$ (2,401,534)	$ (3,365,198)
Accumulated deficit	(12,894,073)		(12,894,073)		(8,866,368)	(6,464,834)
Working capital (Current assets over current liabilities)	(3,855,110)		(3,855,110)
Research and development	1,190	8,391	10,223	22,284	31,304	180,916
Fully diluted shares	675,450,951	364,731,453	633,238,321	291,703,592
Common stock equivalents excluded from loss per share calculation	181,866,225	2,187,101	181,866,255	70,257,294
Share based compensation	190,253	145,185	378,415	261,009
Amortization of financing fees			$ 28,324	$ 18,500	$ 33,823	$ 59,500